FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Call Option [Member]
Issuance of convertible senior notes	¥ 0	¥ 206,577,000
Balance at January 1,	294,177,634	0	¥ 0
Issuance of call options	0	206,577,000
Foreign exchange (gain)/loss	(13,539,000)	2,709,000
Change in fair value of call options	476,290,547	84,891,634
Balance at December 31,	756,929,181	294,177,634	0
Convertible Senior Notes [Member]
Balance at January 1,	728,215,869	68,632	65,342
Issuance of convertible senior notes		585,301,500
Foreign exchange (gain)/loss	(38,359,987)	7,675,500	3,290
Change in fair value of convertible senior notes	1,202,082,070	114,149,092
Change in the instrument-specific credit risk	(60,325,828)	21,089,777
Repurchase of convertible senior notes		(68,632)
Balance at December 31,	¥ 1,831,612,124	728,215,869	¥ 68,632
Issuance of call options		¥ 585,301,500